Amounts Due to Directors - Schedule of Amounts Due to Directors (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Lam Tak Shing [Member]
Amounts due to directors
Amounts due to directors	$ 32,274	$ 357,584
Kwan Suk Yee [Member]
Amounts due to directors
Amounts due to directors	5,821
Other [Member]
Amounts due to directors
Amounts due to directors	$ 38,095	$ 357,584